ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jun. 01, 2018	Apr. 04, 2017	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill			$ 1,949,000,000	$ 1,301,000,000
Colombian Gas Distribution Operation [Member]
Disclosure of detailed information about business combination [line items]
Profit (loss)			571,000,000
Proportion of ownership interest in subsidiary	16.00%
Total consideration	$ 150,000,000
Equity funded consideration	88,000,000
Cash	$ 118,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			2,000,000
Pre-existing equity interest, percentage	3.00%
Business combinations, pre-existing interest, equity	$ 32,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			0
Increase through business combinations, deferred tax liability	76,000,000
Goodwill not deductible tax purposes	76,000,000
Goodwill	770,000,000
Revenue of combined entity as if combination occurred at beginning of period			$ 2,457,000,000
Goodwill expected to be deductible for tax purposes	0
Colombian Gas Distribution Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration	522,000,000
Equity funded consideration	$ 309,000,000
Brazilian Regulated Gas Transmission Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		28.00%
Total consideration		$ 1,568,000,000
Cash		1,306,000,000
Deferred consideration		$ 262,000,000
Period of payable from close of transaction		5 years
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				8,000,000
Deferred consideration, annual interest accrual		3.35%
Increase through business combinations, deferred tax liability		$ 893,000,000
Goodwill		804,000,000
Goodwill expected to be deductible for tax purposes		0
Brazilian Regulated Gas Transmission Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration		5,100,000,000
Cash		4,200,000,000
Deferred consideration		$ 900,000,000
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Total consideration				30,000,000
Cash				9,000,000
Deferred consideration				21,000,000
Goodwill				$ 14,000,000